Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Policyholder reserves	$ 2,057,627
Deferred acquisition costs	24,850
Premiums receivable	8,197
Net operating loss carryforward	7,500
Other assets	38
Total deferred tax assets	2,098,212
Deferred tax liabilities
Value of business acquired	(81,032)
Amounts recoverable from reinsurers	(2,010,157)
Investments	(45,935)
Intangibles	(1,820)
Total deferred tax liabilities	(2,138,944)
Net deferred tax liability	(40,732)
Predecessor
Deferred tax assets
Reinsurance recoverables		497
Other assets		4
Total deferred tax assets		501
Deferred tax liabilities
Unrealized net capital gains		(2,084)
Accrued expenses		(981)
Other liabilities		0
Total deferred tax liabilities		(3,065)
Net deferred tax liability		$ (2,564)